STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

January 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7%
Aerospace & Defense - .3%
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.05	4/27/2045	200,000	194,827
Lockheed Martin Corp., Sr. Unscd. Notes	3.55	1/15/2026	117,000	115,006
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	250,000	230,294
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	160,000	141,223
Raytheon Technologies Corp., Sr. Unscd. Notes	3.13	5/4/2027	110,000	104,593
Raytheon Technologies Corp., Sr. Unscd. Notes	4.13	11/16/2028	210,000	206,193
Raytheon Technologies Corp., Sr. Unscd. Notes	4.63	11/16/2048	105,000	101,838
Raytheon Technologies Corp., Sr. Unscd. Notes	7.20	8/15/2027	150,000	165,046
The Boeing Company, Sr. Unscd. Notes	2.95	2/1/2030	125,000	[a] 110,614
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	156,585
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	96,312
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	100,000	72,282
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	252,162
				1,946,975
Agriculture - .4%
Altria Group, Inc., Gtd. Notes	2.35	5/6/2025	500,000	475,077
Altria Group, Inc., Gtd. Notes	3.40	2/4/2041	80,000	56,370
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	300,000	297,030
Archer-Daniels-Midland Co., Sr. Unscd. Notes	2.50	8/11/2026	350,000	330,143
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	310,000	289,476
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	180,000	148,072
BAT Capital Corp., Gtd. Notes	5.65	3/16/2052	200,000	179,132
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	200,000	180,605
Philip Morris International, Inc., Sr. Unscd. Notes	4.50	3/20/2042	300,000	265,918
Reynolds American, Inc., Gtd. Notes	5.70	8/15/2035	240,000	229,963
				2,451,786

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Airlines - .2%
American Airlines Pass Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	376,396	341,659
JetBlue Pass Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	259,764	218,652
Southwest Airlines Co., Sr. Unscd. Notes	5.13	6/15/2027	125,000	126,215
Southwest Airlines Co., Sr. Unscd. Notes	5.25	5/4/2025	200,000	201,411
United Airlines Pass Through Trust, Ser. 2013-1, Cl. A	4.30	8/15/2025	603,108	574,861
				1,462,798
Asset-Backed Certificates - .0%
Verizon Master Trust, Ser. 2021-2, CI. A	0.99	4/20/2028	200,000	187,811
Asset-Backed Certificates/Auto Receivables - .3%
GM Financial Automobile Leasing Trust, Ser. 2022-2, CI. A3	3.42	6/20/2025	100,000	98,135
Honda Auto Receivables Owner Trust, Ser. 2021-1, CI. A4	0.42	1/21/2028	400,000	376,163
Hyundai Auto Receivables Trust, Ser. 2020-A, Cl. A4	1.72	6/15/2026	100,000	96,701
Santander Drive Auto Receivables Trust, Ser. 2021-1, Cl. D	1.13	11/16/2026	300,000	285,812
Toyota Auto Receivables Owner Trust, Ser. 2021-A, Cl. A4	0.39	6/15/2026	300,000	278,933
Toyota Auto Receivables Owner Trust, Ser. 2022-C, CI. A3	3.76	4/15/2027	250,000	246,260
World Omni Auto Receivables Trust, Ser. 2022-A, Cl. A3	1.66	5/17/2027	200,000	191,322
World Omni Automobile Lease Securitization Trust, Ser. 2022-A, CI. A3	3.21	2/18/2025	100,000	98,006
				1,671,332
Asset-Backed Certificates/Credit Cards - .1%
BA Credit Card Trust, Ser. 2022-A1, Cl. A1	3.53	11/15/2027	200,000	195,794
Barclays Dryrock Issuance Trust, Ser. 2022-1, CI. A	3.07	2/15/2028	200,000	194,238
Capital One Multi-Asset Execution Trust, Ser. 2021-A2, CI. A2	1.39	7/15/2030	300,000	260,291
Synchrony Card Funding LLC, Ser. 2022-A1, Cl. A	3.37	4/15/2028	250,000	243,735
				894,058
Automobiles & Components - .5%
American Honda Finance Corp., Sr. Unscd. Notes	1.00	9/10/2025	200,000	182,460
BorgWarner, Inc., Sr. Unscd. Notes	3.38	3/15/2025	250,000	[a] 241,628

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Automobiles & Components - .5% (continued)
Cummins, Inc., Sr. Unscd. Notes	1.50	9/1/2030	100,000		81,638
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000		67,507
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	180,000	[a]	174,207
General Motors Co., Sr. Unscd. Notes	5.20	4/1/2045	340,000		297,500
General Motors Financial Co., Sr. Unscd. Notes	1.25	1/8/2026	200,000		179,400
General Motors Financial Co., Sr. Unscd. Notes	2.35	1/8/2031	200,000		159,956
General Motors Financial Co., Sr. Unscd. Notes	2.40	4/10/2028	300,000		261,513
General Motors Financial Co., Sr. Unscd. Notes	2.70	6/10/2031	30,000		24,207
General Motors Financial Co., Sr. Unscd. Notes	2.75	6/20/2025	200,000		188,807
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	200,000		171,108
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	200,000		255,587
Toyota Motor Corp., Sr. Unscd. Bonds	3.67	7/20/2028	200,000	[a]	194,771
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	300,000		246,211
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.63	1/12/2028	200,000		202,127
				2,928,627
Banks - 5.8%
Banco Bilbao Vizcaya Argentaria SA, Sr. Unscd. Bonds	5.86	9/14/2026	200,000		201,164
Banco Bilbao Vizcaya Argentaria SA, Sr. Unscd. Notes	6.14	9/14/2028	200,000		206,030
Banco Santander SA, Sr. Unscd. Notes	3.80	2/23/2028	400,000		374,817
Bank of America Corp., Sr. Unscd. Notes	1.20	10/24/2026	250,000		225,499
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000		161,839
Bank of America Corp., Sr. Unscd. Notes	1.92	10/24/2031	250,000		201,350
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	260,000		211,803
Bank of America Corp., Sr. Unscd. Notes	2.46	10/22/2025	200,000		191,275
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	470,000		400,192
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	125,000		103,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Banks - 5.8% (continued)
Bank of America Corp., Sr. Unscd. Notes	2.59	4/29/2031	250,000	213,995
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	145,000	107,022
Bank of America Corp., Sr. Unscd. Notes	2.83	10/24/2051	250,000	171,777
Bank of America Corp., Sr. Unscd. Notes	2.97	7/21/2052	85,000	60,048
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	120,000	102,402
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	130,000	116,716
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	150,000	143,260
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	180,000	174,112
Bank of America Corp., Sr. Unscd. Notes	5.00	1/21/2044	500,000	501,182
Bank of America Corp., Sr. Unscd. Notes	5.08	1/20/2027	200,000	200,814
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	300,000	316,562
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	50,000	38,864
Bank of America Corp., Sub. Notes	3.85	3/8/2037	200,000	174,535
Bank of America Corp., Sub. Notes	4.00	1/22/2025	250,000	245,800
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	250,000	245,677
Bank of Montreal, Sr. Unscd. Notes	0.95	1/22/2027	600,000	537,235
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	200,000	194,535
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	200,000	193,489
Barclays PLC, Sr. Unscd. Notes	4.38	1/12/2026	200,000	196,059
Barclays PLC, Sr. Unscd. Notes	5.30	8/9/2026	200,000	200,076
BPCE SA, Gtd. Notes	4.00	4/15/2024	200,000	197,792
Citigroup, Inc., Sr. Unscd. Notes	3.06	1/25/2033	95,000	81,449
Citigroup, Inc., Sr. Unscd. Notes	3.11	4/8/2026	450,000	431,654
Citigroup, Inc., Sr. Unscd. Notes	3.67	7/24/2028	500,000	473,923
Citigroup, Inc., Sr. Unscd. Notes	3.79	3/17/2033	200,000	181,354
Citigroup, Inc., Sr. Unscd. Notes	3.88	1/24/2039	60,000	52,325
Citigroup, Inc., Sr. Unscd. Notes	4.08	4/23/2029	100,000	95,638
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	200,000	180,897
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/23/2048	150,000	143,450
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	70,000	69,185
Citigroup, Inc., Sr. Unscd. Notes	6.27	11/17/2033	300,000	327,008
Citigroup, Inc., Sr. Unscd. Notes	6.63	1/15/2028	100,000	109,886
Citigroup, Inc., Sub. Notes	5.50	9/13/2025	500,000	507,163

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Banks - 5.8% (continued)
Citigroup, Inc., Sub. Notes	6.68	9/13/2043	250,000	292,432
Comerica Bank, Sub. Notes	5.33	8/25/2033	200,000	199,160
Credit Suisse AG, Sr. Unscd. Notes	2.95	4/9/2025	250,000	230,959
Credit Suisse Group AG, Sr. Unscd. Notes	3.75	3/26/2025	500,000	469,452
Deutsche Bank AG, Sr. Unscd. Notes	2.13	11/24/2026	200,000	180,518
Deutsche Bank AG, Sr. Unscd. Notes	3.96	11/26/2025	400,000	387,600
Deutsche Bank AG, Sr. Unscd. Notes	6.12	7/14/2026	150,000	151,699
Discover Bank, Sr. Unscd. Notes	4.25	3/13/2026	400,000	389,088
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000	184,583
HSBC Holdings PLC, Sr. Unscd. Notes	1.59	5/24/2027	200,000	177,287
HSBC Holdings PLC, Sr. Unscd. Notes	2.63	11/7/2025	400,000	381,709
HSBC Holdings PLC, Sr. Unscd. Notes	3.90	5/25/2026	295,000	285,099
HSBC Holdings PLC, Sr. Unscd. Notes	3.97	5/22/2030	300,000	276,954
HSBC Holdings PLC, Sr. Unscd. Notes	4.95	3/31/2030	400,000	401,702
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	300,000	299,877
ING Groep NV, Sr. Unscd. Notes	3.55	4/9/2024	300,000	295,006
JPMorgan Chase & Co., Sr. Unscd. Notes	0.56	2/16/2025	400,000	380,441
JPMorgan Chase & Co., Sr. Unscd. Notes	1.05	11/19/2026	150,000	134,312
JPMorgan Chase & Co., Sr. Unscd. Notes	1.56	12/10/2025	300,000	281,103
JPMorgan Chase & Co., Sr. Unscd. Notes	1.58	4/22/2027	300,000	269,741
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	59,733
JPMorgan Chase & Co., Sr. Unscd. Notes	2.08	4/22/2026	250,000	234,863
JPMorgan Chase & Co., Sr. Unscd. Notes	2.30	10/15/2025	230,000	219,018
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	390,000	333,645
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000	57,444
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	300,000	252,684
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	220,000	192,434
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000	94,372
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000	482,678
JPMorgan Chase & Co., Sr. Unscd. Notes	3.51	1/23/2029	135,000	126,575

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Banks - 5.8% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	89,817
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	200,000	191,913
JPMorgan Chase & Co., Sr. Unscd. Notes	4.20	7/23/2029	150,000	144,856
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	400,000	360,269
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000	293,155
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	200,000	200,068
KeyBank NA, Sub. Notes	6.95	2/1/2028	100,000	107,634
KfW, Gov't. Gtd. Bonds	0.38	7/18/2025	245,000	224,007
KfW, Gov't. Gtd. Bonds	3.75	2/15/2028	105,000	105,332
KfW, Gov't. Gtd. Notes	0.63	1/22/2026	250,000	226,836
KfW, Gov't. Gtd. Notes	2.00	5/2/2025	1,100,000	1,049,242
Landwirtschaftliche Rentenbank, Gov't. Gtd. Notes	2.38	6/10/2025	250,000	239,608
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.55	8/16/2028	300,000	292,777
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.98	8/11/2033	300,000	293,355
Lloyds Banking Group PLC, Sub. Notes	4.58	12/10/2025	220,000	214,911
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	200,000	199,856
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	1.41	7/17/2025	200,000	183,203
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	2.05	7/17/2030	200,000	164,307
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.29	7/26/2038	200,000	186,425
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	300,000	304,632
Mizuho Financial Group, Inc., Sr. Unscd. Notes	2.20	7/10/2031	200,000	163,105
Morgan Stanley, Sr. Unscd. Notes	1.51	7/20/2027	140,000	124,970
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	300,000	269,528
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	75,000	59,374
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	155,000	126,163
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000	78,523
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000	151,966
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000	72,654
Morgan Stanley, Sr. Unscd. Notes	3.22	4/22/2042	300,000	240,024
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000	171,194
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	200,000	196,923

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Banks - 5.8% (continued)
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	250,000		234,549
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	200,000		202,332
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	100,000		110,027
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000		352,200
Morgan Stanley, Sub. Notes	3.95	4/23/2027	250,000		241,833
National Australia Bank Ltd., Sr. Unscd. Notes	2.50	7/12/2026	250,000		233,334
NatWest Group PLC, Sr. Unscd. Notes	4.80	4/5/2026	500,000		498,565
NatWest Group PLC, Sr. Unscd. Notes	7.47	11/10/2026	300,000		317,451
Northern Trust Corp., Sub. Notes	3.95	10/30/2025	346,000		340,371
Royal Bank of Canada, Sr. Unscd. Notes	1.15	6/10/2025	200,000		184,570
Royal Bank of Canada, Sr. Unscd. Notes	4.88	1/12/2026	250,000		251,650
Santander UK Group Holdings PLC, Sr. Unscd. Notes	1.09	3/15/2025	300,000		284,757
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	300,000		271,373
State Street Corp., Sub. Notes	3.03	11/1/2034	225,000		197,737
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	0.95	1/12/2026	300,000		268,051
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.45	1/11/2027	160,000		152,568
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.78	3/9/2026	500,000		487,203
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.52	1/13/2028	200,000		206,462
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.71	1/13/2030	300,000		312,441
SVB Financial Group, Sr. Unscd. Notes	3.13	6/5/2030	200,000	[a]	171,873
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	6/11/2025	200,000	[a]	184,765
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	9/15/2026	300,000		265,989
The Bank of Nova Scotia, Sr. Unscd. Notes	3.40	2/11/2024	200,000		197,112
The Bank of Nova Scotia, Sub. Notes	4.50	12/16/2025	250,000		247,176
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	200,000		192,971
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.43	3/9/2027	150,000		134,463
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.54	9/10/2027	140,000		123,685
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.95	10/21/2027	130,000		116,421

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Banks - 5.8% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.38	7/21/2032	170,000		139,296
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	300,000		250,829
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028	100,000		91,737
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	120,000		99,100
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.91	7/21/2042	65,000		48,640
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	130,000		111,489
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.21	4/22/2042	300,000		235,476
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	65,000		52,361
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.63	2/20/2024	500,000		493,043
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	150,000		141,752
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.85	1/26/2027	730,000		705,975
The Goldman Sachs Group, Inc., Sub. Notes	4.25	10/21/2025	130,000		128,045
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	250,000		280,407
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.20	11/1/2024	250,000		240,668
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	200,000		189,706
The Toronto-Dominion Bank, Sr. Unscd. Notes	0.75	1/6/2026	300,000		268,729
The Toronto-Dominion Bank, Sr. Unscd. Notes	1.15	6/12/2025	200,000		184,084
Truist Financial Corp., Sr. Unscd. Notes	1.20	8/5/2025	200,000		184,430
Truist Financial Corp., Sr. Unscd. Notes	1.95	6/5/2030	200,000	[a]	166,652
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	200,000		162,289
Wells Fargo & Co., Sr. Unscd. Notes	2.16	2/11/2026	145,000		136,863
Wells Fargo & Co., Sr. Unscd. Notes	2.19	4/30/2026	400,000		376,424
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000		470,124
Wells Fargo & Co., Sr. Unscd. Notes	3.55	9/29/2025	200,000		194,399
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	135,000		131,175
Wells Fargo & Co., Sr. Unscd. Notes	4.54	8/15/2026	150,000		148,597
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000		491,694
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000		494,756

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Banks - 5.8% (continued)
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	500,000		461,836
Westpac Banking Corp., Sr. Unscd. Notes	2.85	5/13/2026	200,000		189,559
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	200,000		208,530
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	200,000		157,277
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	200,000		144,185
Westpac Banking Corp., Sub. Notes	5.41	8/10/2033	200,000		199,138
				38,473,292
Beverage Products - .4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.50	6/1/2030	100,000	[a]	94,389
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.65	2/1/2026	315,000		307,971
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.60	4/15/2048	250,000		236,942
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	290,000		287,698
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.45	1/23/2039	120,000		125,825
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.80	1/23/2059	300,000		333,657
Constellation Brands, Inc., Sr. Unscd. Notes	2.88	5/1/2030	200,000		177,063
Keurig Dr Pepper, Inc., Gtd. Notes	4.50	4/15/2052	100,000		90,540
Molson Coors Beverage Co., Gtd. Notes	4.20	7/15/2046	150,000		125,864
PepsiCo, Inc., Sr. Unscd. Notes	2.63	7/29/2029	200,000		182,035
PepsiCo, Inc., Sr. Unscd. Notes	2.75	10/21/2051	40,000	[a]	29,703
PepsiCo, Inc., Sr. Unscd. Notes	2.88	10/15/2049	150,000		115,583
PepsiCo, Inc., Sr. Unscd. Notes	3.50	7/17/2025	250,000		245,397
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	150,000		122,240
The Coca-Cola Company, Sr. Unscd. Notes	3.00	3/5/2051	200,000		155,836
				2,630,743
Building Materials - .1%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	34,000		31,420
Carrier Global Corp., Sr. Unscd. Notes	3.58	4/5/2050	245,000		191,011
Johnson Controls International PLC, Sr. Unscd. Notes	4.90	12/1/2032	200,000		205,921
Johnson Controls International PLC, Sr. Unscd. Notes	5.13	9/14/2045	10,000		9,787

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Building Materials - .1% (continued)
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000	78,754
				516,893
Chemicals - .3%
DuPont de Nemours, Inc., Sr. Unscd. Notes	4.49	11/15/2025	100,000	99,933
DuPont de Nemours, Inc., Sr. Unscd. Notes	4.73	11/15/2028	100,000	101,573
DuPont de Nemours, Inc., Sr. Unscd. Notes	5.42	11/15/2048	125,000	129,008
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	300,000	240,134
Ecolab, Inc., Sr. Unscd. Notes	2.13	8/15/2050	175,000	106,445
Ecolab, Inc., Sr. Unscd. Notes	2.75	8/18/2055	50,000	33,088
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	200,000	165,696
Nutrien Ltd., Sr. Unscd. Notes	5.25	1/15/2045	191,000	188,001
The Sherwin-Williams Company, Sr. Unscd. Notes	4.05	8/8/2024	300,000	296,676
The Sherwin-Williams Company, Sr. Unscd. Notes	4.25	8/8/2025	300,000	296,437
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000	90,352
Westlake Corp., Sr. Unscd. Notes	3.38	8/15/2061	200,000	130,061
				1,877,404
Commercial & Professional Services - .3%
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000	68,714
Equifax, Inc., Sr. Unscd. Notes	5.10	12/15/2027	200,000	203,149
Global Payments, Inc., Sr. Unscd. Notes	4.80	4/1/2026	500,000	496,732
Moody's Corp., Sr. Unscd. Notes	2.00	8/19/2031	200,000	[a] 164,948
PayPal Holdings, Inc., Sr. Unscd. Notes	1.65	6/1/2025	400,000	374,407
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	95,000	85,588
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	250,000	205,029
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000	92,929
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	100,000	84,832
University of Southern California, Sr. Unscd. Notes	5.25	2/15/2041	40,000	[b] 41,554
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	250,000	216,111
				2,033,993
Commercial Mortgage Pass-Through Certificates - 1.0%
Bank, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000	358,480

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Commercial Mortgage Pass-Through Certificates - 1.0% (continued)
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000		164,495
BBCMS Mortgage Trust, Ser. 2022-C15, CI. A5	3.66	4/15/2055	300,000		279,020
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000		284,561
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. A3	2.69	9/15/2043	400,000		340,492
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000		416,535
Benchmark Mortgage Trust, Ser. 2022-B35, CI. A5	4.45	5/15/2055	150,000		148,662
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	250,000		235,596
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A4	4.05	4/10/2047	200,000		196,182
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/2049	535,000		515,393
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/1/2052	250,000		226,160
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000		174,161
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C24, Cl. A5	3.64	11/15/2047	225,000		217,989
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Cl. A4	3.77	12/15/2048	300,000		290,464
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C20, Cl. A4	3.25	2/15/2048	725,000		699,065
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/2048	600,000		562,451
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000		483,932
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	900,000		877,452
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	200,000		192,177
				6,663,267
Consumer Discretionary - .1%
WarnerMedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	100,000	[c]	89,081
WarnerMedia Holdings, Inc., Gtd. Notes	5.39	3/15/2062	200,000	[c]	166,745
				255,826

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Consumer Durables & Apparel - .1%
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	300,000	[a]	251,547
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	200,000		179,333
				430,880
Consumer Staples - .2%
Church & Dwight Co., Inc., Sr. Unscd. Notes	3.95	8/1/2047	150,000		127,784
GSK Consumer Healthcare Capital US LLC, Gtd. Notes	3.63	3/24/2032	250,000		229,024
Kimberly-Clark Corp., Sr. Unscd. Notes	3.10	3/26/2030	300,000		277,914
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	2.60	4/15/2030	300,000		268,744
The Procter & Gamble Company, Sr. Unscd. Notes	1.00	4/23/2026	100,000		90,631
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	200,000		172,787
Unilever Capital Corp., Gtd. Notes	1.38	9/14/2030	300,000	[a]	242,794
				1,409,678
Diversified Financials - .9%
AerCap Global Aviation Trust, Gtd. Notes	1.65	10/29/2024	300,000		280,763
AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000		251,205
Affiliated Managers Group, Inc., Sr. Unscd. Notes	3.50	8/1/2025	250,000		242,372
Air Lease Corp., Sr. Unscd. Notes	0.70	2/15/2024	300,000		286,206
Air Lease Corp., Sr. Unscd. Notes	3.38	7/1/2025	300,000		286,983
Ally Financial, Inc., Sr. Unscd. Notes	3.88	5/21/2024	200,000		196,049
Ally Financial, Inc., Sr. Unscd. Notes	5.80	5/1/2025	250,000		252,926
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	300,000		285,816
American Express Co., Sub. Notes	3.63	12/5/2024	250,000		245,527
BlackRock, Inc., Sr. Unscd. Notes	3.50	3/18/2024	250,000		247,008
Blackstone Secured Lending Fund, Sr. Unscd. Notes	3.63	1/15/2026	300,000		279,882
Capital One Financial Corp., Sr. Unscd. Notes	3.27	3/1/2030	200,000		177,338
Capital One Financial Corp., Sub. Notes	3.75	7/28/2026	450,000		430,721
CI Financial Corp., Sr. Unscd. Notes	4.10	6/15/2051	300,000		189,812
CME Group, Inc., Sr. Unscd. Notes	3.00	3/15/2025	250,000		243,493
FS KKR Capital Corp., Sr. Unscd. Notes	3.40	1/15/2026	200,000		182,854
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.10	6/15/2030	200,000		169,485

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Diversified Financials - .9% (continued)
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.65	9/15/2040	75,000	55,395
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	200,000	145,300
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.60	3/15/2033	50,000	49,694
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.20	6/15/2062	65,000	64,494
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.45	6/8/2027	35,000	37,153
Legg Mason, Inc., Gtd. Notes	5.63	1/15/2044	100,000	103,669
Mastercard, Inc., Sr. Unscd. Notes	3.85	3/26/2050	250,000	227,422
Owl Rock Capital Corp., Sr. Unscd. Notes	3.40	7/15/2026	200,000	180,698
Prospect Capital Corp., Sr. Unscd. Notes	3.36	11/15/2026	300,000	261,534
Synchrony Financial, Sr. Unscd. Notes	4.25	8/15/2024	250,000	245,367
Visa, Inc., Sr. Unscd. Notes	1.10	2/15/2031	300,000	239,141
Visa, Inc., Sr. Unscd. Notes	2.00	8/15/2050	140,000	89,577
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	55,000	48,608
				5,996,492
Educational Services - .0%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	103,208
Electronic Components - .1%
Honeywell International, Inc., Sr. Unscd. Notes	1.10	3/1/2027	200,000	177,661
Jabil, Inc., Sr. Unscd. Notes	3.00	1/15/2031	200,000	171,767
				349,428
Energy - 1.6%
Baker Hughes Co-Obligor, Inc., Sr. Unscd. Notes	4.49	5/1/2030	200,000	197,044
BP Capital Markets America, Inc., Gtd. Notes	3.63	4/6/2030	300,000	285,982
BP Capital Markets America, Inc., Gtd. Notes	3.80	9/21/2025	300,000	297,134
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	300,000	294,640
BP Capital Markets America, Inc., Gtd. Notes	4.23	11/6/2028	100,000	99,682
Canadian Natural Resources Ltd., Sr. Unscd. Notes	6.25	3/15/2038	200,000	214,373
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	115,000	126,201
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	300,000	234,191

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Energy - 1.6% (continued)
ConocoPhillips Co., Gtd. Notes	3.76	3/15/2042	200,000	177,368
ConocoPhillips Co., Gtd. Notes	5.95	3/15/2046	100,000	113,200
ConocoPhillips Co., Sr. Unscd. Notes	6.95	4/15/2029	125,000	141,666
Devon Energy Corp., Sr. Unscd. Notes	5.85	12/15/2025	71,000	72,895
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	250,000	245,006
Energy Transfer LP, Gtd. Notes	5.00	5/15/2044	250,000	220,226
Energy Transfer LP, Sr. Unscd. Notes	2.90	5/15/2025	300,000	286,349
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	200,000	183,504
Energy Transfer LP, Sr. Unscd. Notes	4.95	1/15/2043	200,000	174,085
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	95,000	96,646
Enterprise Products Operating LLC, Gtd. Notes	3.13	7/31/2029	300,000	274,213
Enterprise Products Operating LLC, Gtd. Notes	3.70	2/15/2026	200,000	195,636
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	95,000	75,278
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	75,000	64,891
Enterprise Products Operating LLC, Gtd. Notes	4.90	5/15/2046	200,000	188,629
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	200,000	208,049
EOG Resources, Inc., Sr. Unscd. Notes	3.90	4/1/2035	200,000	189,378
Equinor ASA, Gtd. Notes	3.63	4/6/2040	200,000	175,399
Exxon Mobil Corp., Sr. Unscd. Notes	2.99	3/19/2025	300,000	291,799
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	230,000	177,735
Exxon Mobil Corp., Sr. Unscd. Notes	4.11	3/1/2046	250,000	227,973
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	300,000	360,501
Halliburton Co., Sr. Unscd. Notes	3.80	11/15/2025	167,000	164,100
Hess Corp., Sr. Unscd. Notes	5.60	2/15/2041	250,000	249,693
Kinder Morgan, Inc., Gtd. Notes	3.60	2/15/2051	200,000	148,341
Marathon Oil Corp., Sr. Unscd. Notes	6.60	10/1/2037	150,000	158,992
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	150,000	134,836
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	115,000	98,081
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	150,000	143,403
ONEOK Partners LP, Gtd. Notes	6.85	10/15/2037	60,000	64,769
Phillips 66, Gtd. Notes	1.30	2/15/2026	200,000	181,893
Plains All American Pipeline LP, Sr. Unscd. Notes	4.90	2/15/2045	250,000	210,877
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.00	3/15/2027	300,000	300,716

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Energy - 1.6% (continued)
Shell International Finance BV, Gtd. Notes	2.38	11/7/2029	200,000		179,316
Shell International Finance BV, Gtd. Notes	2.75	4/6/2030	250,000		228,141
Shell International Finance BV, Gtd. Notes	3.25	4/6/2050	250,000	[a]	195,928
Shell International Finance BV, Gtd. Notes	4.13	5/11/2035	260,000		252,100
Spectra Energy Partners LP, Gtd. Notes	5.95	9/25/2043	200,000		206,114
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	50,000		42,059
Suncor Energy, Inc., Sr. Unscd. Notes	6.50	6/15/2038	300,000		326,956
Tennessee Gas Pipeline Co., LLC, Gtd. Debs.	7.63	4/1/2037	70,000		79,825
The Williams Companies, Inc., Sr. Unscd. Notes	4.00	9/15/2025	100,000		97,837
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	200,000		217,115
TotalEnergies Capital International SA, Gtd. Notes	2.83	1/10/2030	170,000		154,845
TotalEnergies Capital International SA, Gtd. Notes	3.46	7/12/2049	50,000		40,499
Transcanada Pipelines Ltd., Sr. Unscd. Notes	4.88	5/15/2048	60,000		57,534
Transcanada Pipelines Ltd., Sr. Unscd. Notes	6.20	10/15/2037	75,000		82,059
Transcanada Pipelines Ltd., Sr. Unscd. Notes	7.63	1/15/2039	300,000		367,495
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	165,000		184,229
Valero Energy Corp., Sr. Unscd. Notes	7.50	4/15/2032	170,000		197,822
				10,655,248
Environmental Control - .0%
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	250,000		228,994
Financials - .1%
Brookfield Corp., Sr. Unscd. Notes	4.00	1/15/2025	250,000		246,230
Food Products - .4%
Campbell Soup Co., Sr. Unscd. Notes	3.30	3/19/2025	200,000		193,727
Campbell Soup Co., Sr. Unscd. Notes	4.15	3/15/2028	80,000		78,565
Conagra Brands, Inc., Sr. Unscd. Notes	4.85	11/1/2028	100,000		100,267
Conagra Brands, Inc., Sr. Unscd. Notes	5.40	11/1/2048	60,000		59,322
General Mills, Inc., Sr. Unscd. Notes	2.88	4/15/2030	150,000		134,153
General Mills, Inc., Sr. Unscd. Notes	3.00	2/1/2051	150,000		113,153

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Food Products - .4% (continued)
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	200,000		168,768
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	200,000		174,938
Kraft Heinz Foods Co., Gtd. Notes	6.50	2/9/2040	200,000		220,819
McCormick & Co., Inc., Sr. Unscd. Notes	0.90	2/15/2026	200,000		178,531
McCormick & Co., Inc., Sr. Unscd. Notes	2.50	4/15/2030	300,000		257,908
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	138,000		122,995
Sysco Corp., Gtd. Notes	5.38	9/21/2035	200,000		204,370
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	300,000		290,182
The Kroger Company, Sr. Unscd. Notes	7.50	4/1/2031	200,000		232,902
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	250,000		248,338
				2,778,938
Foreign Governmental - 1.2%
Canada, Sr. Unscd. Bonds	1.63	1/22/2025	200,000		190,242
Chile, Sr. Unscd. Notes	3.13	3/27/2025	500,000		486,600
Finland, Sr. Unscd. Bonds	6.95	2/15/2026	25,000		26,801
Hungary, Sr. Unscd. Notes	7.63	3/29/2041	300,000		339,689
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000		288,000
Indonesia, Sr. Unscd. Notes	3.85	10/15/2030	300,000	[a]	287,250
Indonesia, Sr. Unscd. Notes	4.35	1/11/2048	300,000		269,616
Israel, Sr. Unscd. Bonds	3.88	7/3/2050	250,000		213,000
Israel, Sr. Unscd. Notes	3.38	1/15/2050	300,000		233,840
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	300,000		252,215
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000		246,710
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000	[a]	216,208
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	350,000	[a]	332,811
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	250,000		239,514
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000		157,361
Panama, Sr. Unscd. Bonds	6.70	1/26/2036	200,000		216,760
Panama, Sr. Unscd. Notes	6.40	2/14/2035	300,000		317,217
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000		402,373
Peru, Sr. Unscd. Bonds	7.35	7/21/2025	300,000		316,459
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000		336,912
Philippines, Sr. Unscd. Bonds	10.63	3/16/2025	400,000		450,547
Philippines, Sr. Unscd. Notes	5.17	10/13/2027	200,000		206,265
Philippines, Sr. Unscd. Notes	5.61	4/13/2033	200,000		213,248
Poland, Sr. Unscd. Notes	5.50	11/16/2027	300,000		311,427
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000		77,614

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Foreign Governmental - 1.2% (continued)
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/2026	525,000		553,823
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	300,000		360,220
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000		104,323
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000		384,292
				8,031,337
Health Care - 2.6%
Abbott Laboratories, Sr. Unscd. Notes	1.40	6/30/2030	200,000	[a]	165,543
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	200,000		209,510
AbbVie, Inc., Sr. Unscd. Notes	3.60	5/14/2025	170,000		165,783
AbbVie, Inc., Sr. Unscd. Notes	3.80	3/15/2025	300,000		294,359
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	110,000		109,084
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	490,000		439,312
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	200,000		192,445
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	250,000		233,724
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	150,000		168,440
AmerisourceBergen Corp., Sr. Unscd. Notes	2.80	5/15/2030	100,000		87,946
Amgen, Inc., Sr. Unscd. Notes	2.45	2/21/2030	70,000		60,936
Amgen, Inc., Sr. Unscd. Notes	2.60	8/19/2026	500,000		470,318
Amgen, Inc., Sr. Unscd. Notes	2.80	8/15/2041	200,000		147,525
Amgen, Inc., Sr. Unscd. Notes	3.00	1/15/2052	200,000		138,385
Amgen, Inc., Sr. Unscd. Notes	3.38	2/21/2050	60,000		44,994
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	100,000		92,112
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	370,000		304,024
AstraZeneca PLC, Sr. Unscd. Notes	4.38	8/17/2048	45,000		43,320
AstraZeneca PLC, Sr. Unscd. Notes	4.38	11/16/2045	205,000		198,793
Banner Health, Unscd. Bonds	2.34	1/1/2030	300,000		260,151
Baxalta, Inc., Gtd. Notes	5.25	6/23/2045	200,000		201,055
Becton, Dickinson and Co., Sr. Unscd. Notes	3.73	12/15/2024	386,000		379,250
Biogen, Inc., Sr. Unscd. Notes	4.05	9/15/2025	500,000		491,337
Boston Scientific Corp., Sr. Unscd. Notes	1.90	6/1/2025	300,000		282,329
Bristol-Myers Squibb Co., Sr. Unscd. Notes	0.75	11/13/2025	200,000		181,581
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.35	11/13/2040	200,000		146,637
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	55,000		49,873

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Health Care - 2.6% (continued)
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	78,000	74,408
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	40,000	34,701
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	2/20/2028	90,000	88,872
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	90,000	84,830
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	70,000	68,116
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	300,000	264,650
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	230,000	199,525
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	190,000	155,893
Cigna Corp., Gtd. Notes	3.88	10/15/2047	75,000	61,929
Cigna Corp., Gtd. Notes	4.13	11/15/2025	130,000	128,603
Cigna Corp., Gtd. Notes	4.38	10/15/2028	230,000	228,236
Cigna Corp., Sr. Unscd. Notes	2.38	3/15/2031	80,000	67,907
CVS Health Corp., Sr. Unscd. Notes	1.75	8/21/2030	85,000	68,893
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	100,000	91,836
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	300,000	295,095
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	500,000	479,105
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	200,000	190,370
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	250,000	240,002
Dignity Health, Scd. Bonds	5.27	11/1/2064	154,000	148,024
Elevance Health, Inc., Sr. Unscd. Notes	2.25	5/15/2030	200,000	170,796
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	60,000	48,488
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/2027	250,000	239,676
Gilead Sciences, Inc., Sr. Unscd. Notes	1.20	10/1/2027	80,000	69,506
Gilead Sciences, Inc., Sr. Unscd. Notes	4.15	3/1/2047	220,000	197,232
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	300,000	358,610
HCA, Inc., Gtd. Notes	4.13	6/15/2029	110,000	104,631
HCA, Inc., Gtd. Notes	5.13	6/15/2039	50,000	47,201
HCA, Inc., Gtd. Notes	5.25	6/15/2049	100,000	91,569
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	400,000	293,607
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	380,000	362,895
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	43,563
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	500,000	478,878
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000	52,143

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Health Care - 2.6% (continued)
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	200,000	175,154
Merck & Co., Inc., Sr. Unscd. Notes	1.45	6/24/2030	200,000	165,896
Merck & Co., Inc., Sr. Unscd. Notes	2.35	6/24/2040	50,000	37,181
Merck & Co., Inc., Sr. Unscd. Notes	2.45	6/24/2050	60,000	41,080
Merck & Co., Inc., Sr. Unscd. Notes	2.75	2/10/2025	250,000	242,267
Merck & Co., Inc., Sr. Unscd. Notes	2.90	12/10/2061	110,000	76,745
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	55,000	50,857
Mount Sinai Hospitals Group, Inc., Scd. Bonds, Ser. 2019	3.74	7/1/2049	300,000	235,427
Mylan, Inc., Gtd. Notes	5.40	11/29/2043	300,000	258,847
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	250,000	202,317
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	390,000	343,926
Novartis Capital Corp., Gtd. Notes	2.75	8/14/2050	60,000	44,940
Pfizer, Inc., Sr. Unscd. Notes	0.80	5/28/2025	300,000	277,174
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	300,000	231,207
Pfizer, Inc., Sr. Unscd. Notes	3.45	3/15/2029	100,000	96,553
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000	201,182
Quest Diagnostics, Inc., Sr. Unscd. Notes	3.50	3/30/2025	250,000	243,114
Stryker Corp., Sr. Unscd. Notes	3.50	3/15/2026	250,000	242,722
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	100,000	90,524
Takeda Pharmaceutical Co., Sr. Unscd. Notes	5.00	11/26/2028	200,000	203,370
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	2.80	10/15/2041	200,000	157,278
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	200,000	180,824
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	75,000	64,583
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	75,000	59,998
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.20	5/15/2032	45,000	44,382
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	80,000	73,920
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.45	12/15/2048	60,000	57,184
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	280,000	281,555
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	75,000	75,594
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.25	2/15/2028	150,000	156,441

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Health Care - 2.6% (continued)
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.30	2/15/2030	150,000		157,793
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.35	2/15/2033	100,000		106,654
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.88	2/15/2053	100,000		114,657
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	100,000		117,130
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	210,000		256,921
Viatris, Inc., Gtd. Notes	2.70	6/22/2030	150,000		123,733
Zoetis, Inc., Sr. Unscd. Notes	3.00	5/15/2050	300,000		218,502
Zoetis, Inc., Sr. Unscd. Notes	5.40	11/14/2025	200,000		204,565
Zoetis, Inc., Sr. Unscd. Notes	5.60	11/16/2032	200,000		215,505
				17,216,258
Industrial - .7%
3M Co., Sr. Unscd. Notes	2.25	9/19/2026	500,000	[a]	466,227
3M Co., Sr. Unscd. Notes	2.38	8/26/2029	390,000	[a]	341,636
Caterpillar Financial Services Corp., Sr. Unscd. Notes	0.80	11/13/2025	200,000		181,554
Caterpillar, Inc., Sr. Unscd. Bonds	6.05	8/15/2036	237,000		272,320
Caterpillar, Inc., Sr. Unscd. Notes	3.25	4/9/2050	150,000	[a]	123,075
Eaton Corp., Gtd. Notes	4.15	11/2/2042	200,000		182,639
GE Capital International Funding Co., Gtd. Notes	4.42	11/15/2035	600,000		584,261
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	170,000		155,207
John Deere Capital Corp., Sr. Unscd. Notes	0.70	1/15/2026	200,000		180,095
John Deere Capital Corp., Sr. Unscd. Notes	1.45	1/15/2031	300,000		243,237
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	200,000		199,352
Otis Worldwide Corp., Sr. Unscd. Notes	2.06	4/5/2025	300,000		283,113
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	300,000		278,090
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	40,000		34,377
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	300,000		254,046
Textron, Inc., Sr. Unscd. Notes	4.00	3/15/2026	500,000		487,057
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	250,000		219,252
				4,485,538
Information Technology - .7%
Adobe, Inc., Sr. Unscd. Notes	3.25	2/1/2025	250,000	[a]	244,164

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Information Technology - .7% (continued)
Autodesk, Inc., Sr. Unscd. Notes	4.38	6/15/2025	250,000	248,431
Broadridge Financial Solutions, Inc., Sr. Unscd. Notes	2.90	12/1/2029	150,000	131,758
Electronic Arts, Inc., Sr. Unscd. Notes	1.85	2/15/2031	200,000	163,538
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	190,000	177,093
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	100,000	86,008
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	361,000	257,670
Microsoft Corp., Sr. Unscd. Notes	3.04	3/17/2062	360,000	273,158
Oracle Corp., Sr. Unscd. Notes	2.88	3/25/2031	205,000	176,697
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	350,000	308,175
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	250,000	235,455
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	500,000	432,113
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	300,000	265,662
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	160,000	127,154
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	210,000	159,325
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	150,000	163,178
Oracle Corp., Sr. Unscd. Notes	6.90	11/9/2052	65,000	75,299
Roper Technologies, Inc., Sr. Unscd. Notes	1.00	9/15/2025	300,000	272,280
Roper Technologies, Inc., Sr. Unscd. Notes	1.40	9/15/2027	300,000	260,833
Roper Technologies, Inc., Sr. Unscd. Notes	3.80	12/15/2026	500,000	485,535
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	3.55	4/14/2025	100,000	97,053
				4,640,579
Insurance - .7%
American International Group, Inc., Sr. Unscd. Notes	3.88	1/15/2035	250,000	230,716
American International Group, Inc., Sr. Unscd. Notes	4.75	4/1/2048	200,000	191,238
Aon Corp., Gtd. Notes	2.80	5/15/2030	100,000	88,623
Aon Corp., Gtd. Notes	3.75	5/2/2029	250,000	237,624
Aon Corp., Gtd. Notes	5.00	9/12/2032	200,000	204,512
Aon Global Ltd., Gtd. Notes	4.60	6/14/2044	200,000	183,784
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	30,416
Athene Holding Ltd., Sr. Unscd. Notes	3.95	5/25/2051	150,000	110,402
Berkshire Hathaway Finance Corp., Gtd. Notes	2.85	10/15/2050	250,000	180,386
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	135,000	126,576
Berkshire Hathaway, Inc., Sr. Unscd. Notes	3.13	3/15/2026	200,000	194,353

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Insurance - .7% (continued)
Corebridge Financial, Inc., Sr. Unscd. Notes	3.65	4/5/2027	100,000	[c]	95,636
Corebridge Financial, Inc., Sr. Unscd. Notes	3.90	4/5/2032	100,000	[c]	91,179
Corebridge Financial, Inc., Sr. Unscd. Notes	4.40	4/5/2052	100,000	[c]	85,774
First American Financial Corp., Sr. Unscd. Notes	4.60	11/15/2024	500,000		493,980
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.38	3/15/2029	70,000		69,297
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	65,000		64,797
Metlife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	200,000		179,025
Metlife, Inc., Sr. Unscd. Notes	6.38	6/15/2034	150,000		174,750
Principal Financial Group, Inc., Gtd. Notes	2.13	6/15/2030	300,000		252,635
Prudential Financial, Inc., Jr. Sub. Notes	5.20	3/15/2044	300,000		294,710
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	75,000		62,072
Prudential Financial, Inc., Sr. Unscd. Notes	4.60	5/15/2044	200,000	[a]	194,382
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.15	6/15/2030	300,000		264,990
The Allstate Corp., Sr. Unscd. Notes	0.75	12/15/2025	200,000		179,903
The Chubb Corp., Gtd. Notes	6.00	5/11/2037	200,000		224,190
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000		63,222
The Progressive Corp., Sr. Unscd. Notes	6.63	3/1/2029	100,000		111,566
The Travelers Companies, Sr. Unscd. Notes	4.05	3/7/2048	150,000		131,537
				4,812,275
Internet Software & Services - .4%
Alphabet, Inc., Sr. Unscd. Notes	0.45	8/15/2025	250,000		228,146
Alphabet, Inc., Sr. Unscd. Notes	1.10	8/15/2030	215,000		174,729
Alphabet, Inc., Sr. Unscd. Notes	1.90	8/15/2040	65,000		45,838
Alphabet, Inc., Sr. Unscd. Notes	2.00	8/15/2026	300,000		279,337
Amazon.com, Inc., Sr. Unscd. Notes	0.80	6/3/2025	200,000		184,480
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	200,000		166,475
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	300,000		264,693
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	200,000		135,713
Amazon.com, Inc., Sr. Unscd. Notes	2.73	4/13/2024	100,000		97,768
Amazon.com, Inc., Sr. Unscd. Notes	2.88	5/12/2041	250,000		197,338
Amazon.com, Inc., Sr. Unscd. Notes	3.25	5/12/2061	220,000		162,123
Amazon.com, Inc., Sr. Unscd. Notes	3.30	4/13/2027	100,000		96,759

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Internet Software & Services - .4% (continued)
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	100,000	95,187
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	100,000	87,950
eBay, Inc., Sr. Unscd. Notes	1.40	5/10/2026	300,000	270,572
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	13,000	10,147
Meta Platforms, Inc., Sr. Unscd. Notes	3.85	8/15/2032	100,000	93,028
Meta Platforms, Inc., Sr. Unscd. Notes	4.65	8/15/2062	110,000	96,598
				2,686,881
Materials - .0%
Berry Global, Inc., Sr. Scd. Notes	1.57	1/15/2026	150,000	135,656
Media - .7%
Charter Communications Operating LLC, Sr. Scd. Notes	4.91	7/23/2025	510,000	507,649
Charter Communications Operating LLC, Sr. Scd. Notes	5.25	4/1/2053	200,000	168,249
Charter Communications Operating LLC, Sr. Scd. Notes	5.50	4/1/2063	200,000	167,403
Charter Communications Operating LLC, Sr. Scd. Notes	6.48	10/23/2045	250,000	246,313
Comcast Corp., Gtd. Bonds	4.00	8/15/2047	60,000	52,079
Comcast Corp., Gtd. Notes	1.50	2/15/2031	350,000	283,225
Comcast Corp., Gtd. Notes	2.45	8/15/2052	750,000	[a] 481,838
Comcast Corp., Gtd. Notes	3.38	8/15/2025	730,000	709,977
Comcast Corp., Gtd. Notes	3.90	3/1/2038	75,000	68,645
Comcast Corp., Gtd. Notes	4.00	3/1/2048	60,000	52,323
Comcast Corp., Gtd. Notes	4.60	10/15/2038	200,000	196,613
Comcast Corp., Gtd. Notes	6.45	3/15/2037	300,000	349,209
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	350,000	327,396
Paramount Global, Sr. Unscd. Debs.	7.88	7/30/2030	150,000	165,557
Paramount Global, Sr. Unscd. Notes	4.90	8/15/2044	240,000	188,886
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	225,000	194,637
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	350,000	289,997
Time Warner Cable LLC, Sr. Scd. Debs.	6.55	5/1/2037	350,000	358,299
				4,808,295
Metals & Mining - .3%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	200,000	219,164
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	65,000	63,243
Newmont Corp., Gtd. Notes	6.25	10/1/2039	126,000	140,688
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	200,000	138,076

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Metals & Mining - .3% (continued)
Rio Tinto Alcan, Inc., Sr. Unscd. Debs.	7.25	3/15/2031	350,000		410,046
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	300,000		296,040
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	10/15/2050	60,000		44,020
Teck Resources Ltd., Sr. Unscd. Notes	3.90	7/15/2030	300,000	[a]	278,375
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	200,000		179,213
Vale Overseas Ltd., Gtd. Notes	6.88	11/21/2036	250,000		274,104
				2,042,969
Municipal Securities - .7%
American Municipal Power, Inc., Revenue Bonds (Combined Hydroelectric Projects) Ser. B	8.08	2/15/2050	100,000		137,041
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	300,000		368,809
California, GO	3.50	4/1/2028	100,000		96,857
California, GO (Build America Bond)	7.50	4/1/2034	200,000		252,616
California, GO (Build America Bond)	7.55	4/1/2039	300,000		400,315
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000		218,546
District of Columbia, Revenue Bonds (Build America Bond) Ser. E	5.59	12/1/2034	200,000		215,077
Illinois, GO	5.10	6/1/2033	230,000		228,643
Los Angeles Unified School District, GO (Build America Bond)	5.75	7/1/2034	350,000		384,176
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000		111,757
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	300,000		389,760
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	200,000		261,759
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bond)	5.95	6/15/2042	345,000		406,210
Oklahoma Development Finance Authority, Revenue Bonds	4.71	5/1/2052	200,000		195,165
Pennsylvania Turnpike Commission, Revenue Bonds (Build America Bond) Ser. B	5.51	12/1/2045	200,000		224,512
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	300,000		306,086

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Municipal Securities - .7% (continued)
The Ohio University, Revenue Bonds, Ser. A	3.80	12/1/2046	250,000		218,120
				4,415,449
Real Estate - .9%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.00	5/18/2032	250,000		199,517
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.00	5/18/2051	200,000		137,685
American Tower Corp., Sr. Unscd. Notes	1.50	1/31/2028	200,000	[a]	169,362
American Tower Corp., Sr. Unscd. Notes	1.60	4/15/2026	300,000		271,262
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	300,000		253,209
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	90,000		84,176
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	100,000		96,152
Corporate Office Properties LP, Gtd. Notes	2.00	1/15/2029	200,000		158,778
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	200,000		167,141
Crown Castle, Inc., Sr. Unscd. Notes	3.70	6/15/2026	430,000		415,093
Equifax, Inc., Sr. Unscd. Notes	1.45	5/15/2026	200,000		179,528
Equifax, Inc., Sr. Unscd. Notes	3.40	2/15/2052	200,000		148,290
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	150,000		123,836
Essex Portfolio LP, Gtd. Notes	4.00	3/1/2029	200,000		188,655
Kimco Realty OP LLC, Gtd. Notes	2.70	10/1/2030	200,000		170,168
Mid-America Apartments LP, Sr. Unscd. Notes	1.10	9/15/2026	400,000		353,574
National Retail Properties, Inc., Sr. Unscd. Notes	3.90	6/15/2024	500,000		491,985
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	370,000		319,463
Prologis LP, Sr. Unscd. Notes	3.00	4/15/2050	35,000		25,498
Realty Income Corp., Sr. Unscd. Notes	3.88	7/15/2024	250,000		246,462
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	250,000		244,072
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	200,000		160,175
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	200,000		173,817
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	65,000		47,499
Simon Property Group LP, Sr. Unscd. Notes	3.80	7/15/2050	200,000		161,312

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Real Estate - .9% (continued)
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	400,000		307,790
UDR, Inc., Gtd. Notes	2.10	8/1/2032	200,000		157,270
Ventas Realty LP, Gtd. Notes	4.00	3/1/2028	150,000		142,367
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	200,000		178,019
Welltower OP LLC, Gtd. Notes	4.13	3/15/2029	200,000		188,798
				5,960,953
Retailing - .8%
Advance Auto Parts, Inc., Gtd. Notes	1.75	10/1/2027	300,000	[a]	260,466
Autozone, Inc., Sr. Unscd. Notes	3.13	4/21/2026	500,000		478,123
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	200,000		169,660
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	100,000		96,166
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	95,000		93,468
Lowe's Cos., Sr. Unscd. Notes	1.70	9/15/2028	200,000		172,538
Lowe's Cos., Sr. Unscd. Notes	2.80	9/15/2041	200,000		145,289
Lowe's Cos., Sr. Unscd. Notes	3.00	10/15/2050	200,000		137,593
Lowe's Cos., Sr. Unscd. Notes	3.13	9/15/2024	250,000		243,375
Lowe's Cos., Sr. Unscd. Notes	3.65	4/5/2029	80,000		75,772
Lowe's Cos., Sr. Unscd. Notes	5.00	4/15/2033	100,000	[a]	101,383
Lowe's Cos., Sr. Unscd. Notes	5.80	9/15/2062	150,000		156,115
McDonald's Corp., Sr. Unscd. Notes	3.63	9/1/2049	50,000		41,061
McDonald's Corp., Sr. Unscd. Notes	4.88	12/9/2045	465,000		460,033
O'Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	300,000	[a]	242,014
Starbucks Corp., Sr. Unscd. Notes	2.55	11/15/2030	400,000		348,983
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	250,000		228,912
Target Corp., Sr. Unscd. Notes	2.50	4/15/2026	400,000		380,389
The Home Depot, Inc., Sr. Unscd. Notes	1.50	9/15/2028	300,000		261,530
The Home Depot, Inc., Sr. Unscd. Notes	3.35	4/15/2050	250,000		200,755
The Home Depot, Inc., Sr. Unscd. Notes	3.35	9/15/2025	300,000		292,713
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	300,000		337,233
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	90,000		86,555
Walmart, Inc., Sr. Unscd. Notes	4.05	6/29/2048	180,000		171,822
Walmart, Inc., Sr. Unscd. Notes	4.15	9/9/2032	100,000		100,259
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	150,000		150,996
				5,433,203
Semiconductors & Semiconductor Equipment - .5%
Applied Materials, Inc., Sr. Unscd. Notes	3.90	10/1/2025	500,000		494,100

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Semiconductors & Semiconductor Equipment - .5% (continued)
Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	110,000		103,153
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	230,000	[c]	189,004
Broadcom, Inc., Gtd. Notes	2.60	2/15/2033	200,000	[c]	157,274
Broadcom, Inc., Gtd. Notes	3.50	2/15/2041	200,000	[c]	153,118
Broadcom, Inc., Gtd. Notes	4.11	9/15/2028	260,000		250,939
Broadcom, Inc., Gtd. Notes	4.75	4/15/2029	210,000		207,456
Intel Corp., Sr. Unscd. Notes	3.15	5/11/2027	110,000	[a]	105,409
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	150,000		108,650
Intel Corp., Sr. Unscd. Notes	3.90	3/25/2030	300,000		288,442
Intel Corp., Sr. Unscd. Notes	4.10	5/11/2047	80,000		68,326
Intel Corp., Sr. Unscd. Notes	4.75	3/25/2050	300,000		277,663
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	65,000		61,003
NVIDIA Corp., Sr. Unscd. Notes	1.55	6/15/2028	300,000		263,743
Qualcomm, Inc., Sr. Unscd. Notes	4.30	5/20/2047	120,000		111,231
Qualcomm, Inc., Sr. Unscd. Notes	4.50	5/20/2052	25,000	[a]	23,640
Qualcomm, Inc., Sr. Unscd. Notes	4.65	5/20/2035	140,000		143,236
Qualcomm, Inc., Sr. Unscd. Notes	5.40	5/20/2033	200,000	[a]	215,083
Texas Instruments, Inc., Sr. Unscd. Notes	1.13	9/15/2026	200,000		179,457
Texas Instruments, Inc., Sr. Unscd. Notes	4.15	5/15/2048	80,000		76,300
				3,477,227
Supranational Bank - 1.6%
Asian Development Bank, Sr. Unscd. Bonds	0.63	4/29/2025	220,000		203,353
Asian Development Bank, Sr. Unscd. Notes	1.00	4/14/2026	200,000		182,626
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	200,000	[a]	169,987
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000		88,643
Asian Development Bank, Sr. Unscd. Notes	2.00	1/22/2025	500,000		478,735
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000		86,087
Asian Development Bank, Sr. Unscd. Notes	3.88	9/28/2032	100,000		101,545
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	55,000		55,540
European Investment Bank, Sr. Unscd. Bonds	0.38	12/15/2025	200,000		179,453
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	300,000		264,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Supranational Bank - 1.6% (continued)
European Investment Bank, Sr. Unscd. Bonds	1.63	3/14/2025	200,000	[a]	189,668
European Investment Bank, Sr. Unscd. Bonds	2.25	6/24/2024	160,000		155,184
European Investment Bank, Sr. Unscd. Notes	0.38	3/26/2026	250,000	[a]	224,291
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	500,000		477,353
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000	[a]	473,299
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	130,000		131,197
Export Development Canada, Gov't. Gtd. Bonds	2.63	2/21/2024	300,000	[a]	294,065
Inter-American Development Bank, Sr. Unscd. Bonds	2.13	1/15/2025	1,000,000	[a]	959,942
Inter-American Development Bank, Sr. Unscd. Notes	1.13	1/13/2031	200,000		165,058
Inter-American Development Bank, Sr. Unscd. Notes	1.75	3/14/2025	150,000		142,542
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000		75,061
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	300,000		290,444
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	100,000		98,851
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	0.63	4/22/2025	390,000		360,620
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	175,000		146,203
International Bank for Reconstruction & Development, Sr. Unscd. Bonds, Ser. GDIF	2.50	7/29/2025	1,000,000		963,626
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.38	7/28/2025	300,000		274,042
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000		164,138
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.38	4/20/2028	300,000		266,681
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.63	1/15/2025	300,000		285,111

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Supranational Bank - 1.6% (continued)
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.63	9/21/2029	100,000		99,675
International Finance Corp., Sr. Unscd. Notes	0.38	7/16/2025	200,000		183,045
International Finance Corp., Sr. Unscd. Notes	3.63	9/15/2025	100,000		98,976
Japan Bank for International Cooperation, Gov't. Gtd. Bonds	1.88	7/21/2026	500,000		460,403
Japan Bank for International Cooperation, Gov't. Gtd. Notes	2.00	10/17/2029	300,000		262,587
Japan Bank for International Cooperation, Gov't. Gtd. Notes, Ser. DTC	2.75	1/21/2026	250,000		239,404
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	200,000		196,881
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	0.50	1/27/2026	250,000	[a]	223,871
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	3.75	9/14/2027	100,000		99,114
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	0.50	5/28/2025	200,000		183,138
The Korea Development Bank, Sr. Unscd. Bonds	0.80	7/19/2026	300,000		263,643
				10,258,732
Technology Hardware & Equipment - .8%
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	200,000		169,318
Apple, Inc., Sr. Unscd. Notes	0.70	2/8/2026	230,000		207,320
Apple, Inc., Sr. Unscd. Notes	1.13	5/11/2025	125,000		116,467
Apple, Inc., Sr. Unscd. Notes	1.65	2/8/2031	175,000		145,256
Apple, Inc., Sr. Unscd. Notes	1.65	5/11/2030	100,000		84,292
Apple, Inc., Sr. Unscd. Notes	1.80	9/11/2024	135,000		129,411
Apple, Inc., Sr. Unscd. Notes	2.20	9/11/2029	120,000		106,609
Apple, Inc., Sr. Unscd. Notes	2.38	2/8/2041	80,000		59,799
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	120,000		85,438
Apple, Inc., Sr. Unscd. Notes	2.80	2/8/2061	215,000		147,739
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	75,000		56,916
Apple, Inc., Sr. Unscd. Notes	3.20	5/11/2027	200,000		193,106
Apple, Inc., Sr. Unscd. Notes	3.35	8/8/2032	45,000	[a]	42,079
Apple, Inc., Sr. Unscd. Notes	3.35	2/9/2027	500,000		486,547
Apple, Inc., Sr. Unscd. Notes	3.45	5/6/2024	250,000		247,537
Apple, Inc., Sr. Unscd. Notes	3.75	11/13/2047	90,000		79,242
Apple, Inc., Sr. Unscd. Notes	4.10	8/8/2062	75,000		67,219
Apple, Inc., Sr. Unscd. Notes	4.25	2/9/2047	300,000		288,983
Dell International LLC, Gtd. Notes	3.45	12/15/2051	45,000	[c]	29,955
Dell International LLC, Gtd. Notes	5.75	2/1/2033	200,000		199,985

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Technology Hardware & Equipment - .8% (continued)
Dell International LLC, Sr. Unscd. Notes	6.02	6/15/2026	200,000		205,777
Dell International LLC, Sr. Unscd. Notes	8.35	7/15/2046	65,000		78,578
DXC Technology Co., Sr. Unscd. Notes	2.38	9/15/2028	300,000		258,606
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	1.75	4/1/2026	200,000		182,462
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.90	10/15/2025	250,000		249,917
HP, Inc., Sr. Unscd. Notes	3.40	6/17/2030	200,000		177,641
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	100,000		89,646
International Business Machines Corp., Sr. Unscd. Notes	3.30	5/15/2026	250,000		241,369
International Business Machines Corp., Sr. Unscd. Notes	3.50	5/15/2029	220,000		206,981
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	105,000		94,992
International Business Machines Corp., Sr. Unscd. Notes	4.25	5/15/2049	160,000		141,807
Leidos, Inc., Gtd. Notes	2.30	2/15/2031	200,000		161,335
NetApp, Inc., Sr. Unscd. Notes	2.70	6/22/2030	200,000		171,906
				5,204,235
Telecommunication Services - 1.2%
America Movil SAB de CV, Gtd. Notes	6.38	3/1/2035	100,000		111,504
America Movil SAB de CV, Sr. Unscd. Notes	4.38	4/22/2049	200,000	[a]	181,060
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	615,000		454,464
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	300,000		228,486
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	360,000		354,098
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	341,000		299,897
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	500,000		475,755
AT&T, Inc., Sr. Unscd. Notes	4.85	3/1/2039	110,000		105,346
British Telecommunications PLC, Sr. Unscd. Notes	9.63	12/15/2030	175,000		220,867
Cisco Systems, Inc., Sr. Unscd. Notes	2.95	2/28/2026	250,000		241,338
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	250,000		276,385
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	300,000		238,518
Deutsche Telekom International Finance BV, Gtd. Bonds	8.75	6/15/2030	300,000		366,771
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	150,000		189,906
Rogers Communications, Inc., Gtd. Bonds	7.50	8/15/2038	125,000		146,525
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000		133,046
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	100,000		109,887

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Telecommunication Services - 1.2% (continued)
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	300,000		264,444
T-Mobile USA, Inc., Gtd. Notes	3.50	4/15/2025	310,000		301,153
T-Mobile USA, Inc., Gtd. Notes	3.60	11/15/2060	200,000		144,195
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	250,000		221,073
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	200,000		208,892
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	100,000		105,184
Verizon Communications, Inc., Sr. Unscd. Notes	0.85	11/20/2025	200,000		180,991
Verizon Communications, Inc., Sr. Unscd. Notes	1.75	1/20/2031	200,000		161,227
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	125,000		103,047
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	200,000		136,247
Verizon Communications, Inc., Sr. Unscd. Notes	3.00	11/20/2060	500,000		326,495
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	365,000		277,970
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	627,000		601,631
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	250,000		246,744
Vodafone Group PLC, Sr. Unscd. Notes	5.00	5/30/2038	60,000		59,308
Vodafone Group PLC, Sr. Unscd. Notes	5.13	6/19/2059	110,000		102,726
Vodafone Group PLC, Sr. Unscd. Notes	5.25	5/30/2048	180,000		171,334
Vodafone Group PLC, Sr. Unscd. Notes	7.88	2/15/2030	125,000		146,065
				7,892,579
Transportation - .4%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.55	9/1/2044	300,000		290,363
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	300,000		342,692
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	7.00	12/15/2025	100,000		106,761
Canadian Pacific Railway Co., Gtd. Notes	6.13	5/15/2045	100,000	[b]	110,056
CSX Corp., Sr. Unscd. Notes	3.80	3/1/2028	200,000		195,087
CSX Corp., Sr. Unscd. Notes	4.30	3/1/2048	50,000		45,565
CSX Corp., Sr. Unscd. Notes	4.75	11/15/2048	100,000		96,668
FedEx Corp., Gtd. Notes	4.75	11/15/2045	200,000		182,147
Kansas City Southern, Gtd. Notes	4.95	8/15/2045	150,000		145,281

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Transportation - .4% (continued)
Norfolk Southern Corp., Sr. Unscd. Notes	2.90	8/25/2051	300,000		210,294
Union Pacific Corp., Sr. Unscd. Notes	3.80	4/6/2071	55,000		43,790
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	243,000		201,691
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	50,000		40,394
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	105,000		103,463
United Parcel Service, Inc., Sr. Unscd. Notes	3.75	11/15/2047	80,000		70,248
United Parcel Service, Inc., Sr. Unscd. Notes	5.30	4/1/2050	200,000	[a]	219,035
				2,403,535
U.S. Government Agencies Collateralized Municipal-Backed Securities - .8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K043, Cl. A2	3.06	12/25/2024	348,000	[d]	338,715
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K047, Cl. A2	3.33	5/25/2025	45,000	[d]	43,925
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2	2.53	5/25/2026	500,000	[d]	475,368
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K103, Cl. A2	2.65	11/25/2029	400,000	[d]	367,785
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K104, Cl. A2	2.25	1/25/2030	400,000	[d]	358,013
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K106, Cl. A1	1.78	10/25/2029	290,349	[d]	261,650
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K112, Cl. A2	1.31	5/25/2030	200,000	[d]	166,050
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K126, Cl. A2	2.07	1/25/2031	400,000	[d]	347,128
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1514, Cl. A2	2.86	10/25/2034	400,000	[d]	351,614

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - .8% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1516, Cl. A2	1.72	5/25/2035	400,000	[d]	301,873
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1521, CI. A2	2.18	8/25/2036	300,000	[d]	236,440
Federal National Mortgage Association, ACES, Ser. 2017-M12, Cl. A2	3.06	6/25/2027	672,103	[d]	640,573
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2	2.99	12/25/2027	285,291	[d]	273,270
Federal National Mortgage Association, ACES, Ser. 2018-M10, Cl. A2	3.36	7/25/2028	200,000	[d]	193,814
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2	2.89	6/25/2029	250,000	[d]	234,717
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2	2.44	10/25/2029	400,000	[d]	363,253
Federal National Mortgage Association, ACES, Ser. 2020-M14, Cl. A2	1.78	5/25/2030	300,000	[d]	254,058
Federal National Mortgage Association, ACES, Ser. 2022-M1, Cl. A2	1.67	10/25/2031	200,000	[d]	164,628
				5,372,874
U.S. Government Agencies Mortgage-Backed - 27.6%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036-3/1/2052			4,318,252	[d]	3,592,369
2.00%, 8/1/2028-4/1/2052			14,676,532	[d]	12,571,288
2.50%, 3/1/2028-5/1/2052			11,552,036	[d]	10,326,284
3.00%, 10/1/2026-3/1/2052			7,008,267	[d]	6,574,494
3.50%, 11/1/2025-5/1/2052			4,234,431	[d]	4,066,791
4.00%, 4/1/2024-7/1/2052			3,106,174	[d]	3,057,027
4.25%, 8/1/2034, 1 Year U.S.Treasury Yield Cruve Constant Rate +2.25%			246	[d,e]	245
4.50%, 5/1/2023-9/1/2052			1,847,562	[d]	1,863,377
5.00%, 5/1/2023-2/1/2048			533,454	[d]	548,546
5.50%, 2/1/2023-1/1/2039			215,132	[d]	222,381
6.00%, 6/1/2028-7/1/2039			251,574	[d]	262,838
6.50%, 4/1/2026-9/1/2037			58,622	[d]	61,631

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
U.S. Government Agencies Mortgage-Backed - 27.6% (continued)
7.00%, 12/1/2024-9/1/2031			6,486	[d]	6,679
7.50%, 6/1/2024-7/1/2030			1,282	[d]	1,301
8.00%, 5/1/2026-10/1/2031			1,862	[d]	1,927
8.50%, 6/1/2030			168	[d]	177
Federal National Mortgage Association:
6.00%			1,050,000	[d,f]	1,054,290
1.50%			1,925,000	[d,f]	1,706,558
1.50%, 9/1/2035-9/1/2051			5,483,893	[d]	4,605,550
2.00%			15,950,000	[d,f]	13,589,977
2.00%, 7/1/2028-6/1/2052			21,066,378	[d]	18,094,717
2.50%			6,150,000	[d,f]	5,387,194
2.50%, 7/1/2027-5/1/2052			17,996,016	[d]	16,033,011
3.00%			175,000	[d,f]	167,878
3.00%, 10/1/2026-3/1/2052			13,890,757	[d]	12,988,685
3.50%			950,000	[d,f]	896,734
3.50%, 8/1/2025-6/1/2052			8,678,411	[d]	8,339,774
4.00%, 7/1/2024-9/1/2052			5,259,591	[d]	5,183,043
4.00%			1,875,000	[d,f]	1,813,189
4.50%, 4/1/2023-4/1/2049			1,626,831	[d]	1,646,705
4.50%			2,850,000	[d,f]	2,816,773
5.00%			2,225,000	[d,f]	2,233,865
5.00%, 5/1/2023-6/1/2049			762,126	[d]	782,615
5.50%, 1/1/2032-12/1/2038			418,552	[d]	434,032
5.50%			650,000	[d,f]	660,715
6.00%, 5/1/2024-11/1/2038			529,159	[d]	553,044
6.50%, 2/1/2028-10/1/2037			132,856	[d]	139,115
7.00%, 8/1/2023-7/1/2032			14,876	[d]	15,251
7.50%, 4/1/2026-6/1/2031			6,678	[d]	6,795
8.00%, 5/1/2027-8/1/2030			1,280	[d]	1,310
8.50%, 7/1/2030			118	[d]	125
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			102,955		93,370
3.00%, 9/15/2042-8/15/2045			485,520		455,475
3.50%, 2/15/2026-8/15/2045			355,996		345,601
4.00%, 2/15/2041-9/15/2045			411,305		407,133
4.50%, 3/15/2039-2/15/2041			390,112		395,941
5.00%, 7/15/2033-4/15/2040			518,975		533,793
5.50%, 2/15/2033-11/15/2038			204,193		212,140
6.00%, 1/15/2029-10/15/2036			72,033		75,435
6.50%, 2/15/2024-11/15/2033			24,215		25,144
7.00%, 10/15/2027-8/15/2032			22,787		23,383
7.50%, 12/15/2023-11/15/2030			9,839		9,831

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
U.S. Government Agencies Mortgage-Backed - 27.6% (continued)
8.00%, 8/15/2024-3/15/2032			3,676		3,873
8.25%, 6/15/2027			343		343
8.50%, 10/15/2026			1,534		1,533
Government National Mortgage Association II:
5.50%			550,000	[f]	557,984
2.00%, 9/20/2050-5/20/2052			6,084,688		5,282,156
2.00%			3,975,000	[f]	3,436,667
2.50%, 3/20/2027-7/20/2052			8,105,475		7,262,754
2.50%			2,300,000	[f]	2,051,020
3.00%			25,000	[f]	22,977
3.00%, 1/20/2028-5/20/2052			7,230,614		6,751,424
3.50%			75,000	[f]	70,932
3.50%, 9/20/2028-9/20/2052			5,475,597		5,261,865
4.00%, 9/20/2043-9/20/2052			2,207,412		2,182,611
4.00%			1,100,000	[f]	1,068,203
4.50%, 7/20/2041-6/20/2049			1,445,614		1,479,622
4.50%			700,000	[f]	695,187
5.00%			675,000	[f]	679,799
5.00%, 9/20/2040-2/20/2049			145,882		150,612
5.50%, 10/20/2031-6/20/2041			35,682		37,451
5.50%			75,000	[f]	76,236
6.50%, 2/20/2028			160		163
8.50%, 7/20/2025			47		47
				181,959,005
U.S. Government Agencies Obligations - 1.1%
Federal Farm Credit Bank Funding Corp., Bonds	1.65	7/23/2035	200,000		146,939
Federal Farm Credit Bank Funding Corp., Bonds	3.38	8/26/2024	400,000		393,170
Federal Home Loan Bank, Bonds	2.75	6/28/2024	900,000		877,744
Federal Home Loan Bank, Bonds	3.25	3/8/2024	750,000		737,791
Federal Home Loan Bank, Bonds	5.50	7/15/2036	480,000		557,842
Federal Home Loan Mortgage Corp., Notes	0.80	10/27/2026	125,000	[d]	111,135
Federal Home Loan Mortgage Corp., Notes	1.50	2/12/2025	500,000	[a,d]	474,841
Federal National Mortgage Association, Notes	0.38	8/25/2025	1,000,000	[d]	911,505
Federal National Mortgage Association, Notes	0.88	12/18/2026	325,000	[d]	288,902
Federal National Mortgage Association, Notes	1.63	10/15/2024	500,000	[a,d]	478,325
Federal National Mortgage Association, Notes	1.88	9/24/2026	1,000,000	[d]	935,822

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
U.S. Government Agencies Obligations - 1.1% (continued)
Federal National Mortgage Association, Notes	6.25	5/15/2029	540,000	[d]	616,957
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	700,000		761,901
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000		197,926
				7,490,800
U.S. Treasury Securities - 40.8%
U.S. Treasury Bonds	1.13	5/15/2040	2,440,000		1,628,509
U.S. Treasury Bonds	1.25	5/15/2050	1,856,000		1,091,197
U.S. Treasury Bonds	1.38	8/15/2050	1,595,000		967,561
U.S. Treasury Bonds	1.63	11/15/2050	2,615,000		1,692,395
U.S. Treasury Bonds	1.75	8/15/2041	900,000	[a]	655,805
U.S. Treasury Bonds	1.88	11/15/2051	3,345,000		2,296,813
U.S. Treasury Bonds	1.88	2/15/2051	660,000		454,910
U.S. Treasury Bonds	1.88	2/15/2041	580,000		436,065
U.S. Treasury Bonds	2.00	8/15/2051	2,190,000		1,553,403
U.S. Treasury Bonds	2.00	2/15/2050	1,145,000		818,272
U.S. Treasury Bonds	2.00	11/15/2041	1,595,000		1,212,574
U.S. Treasury Bonds	2.25	8/15/2049	1,525,000		1,156,170
U.S. Treasury Bonds	2.25	8/15/2046	875,000		668,640
U.S. Treasury Bonds	2.25	2/15/2052	1,075,000		808,014
U.S. Treasury Bonds	2.38	11/15/2049	640,000		498,075
U.S. Treasury Bonds	2.38	5/15/2051	3,275,000		2,536,974
U.S. Treasury Bonds	2.50	5/15/2046	1,230,000		988,612
U.S. Treasury Bonds	2.50	2/15/2045	460,000		371,306
U.S. Treasury Bonds	2.75	11/15/2042	897,000		767,145
U.S. Treasury Bonds	2.75	8/15/2047	1,375,000		1,155,752
U.S. Treasury Bonds	2.75	11/15/2047	1,445,000		1,214,760
U.S. Treasury Bonds	2.88	5/15/2052	790,000		681,005
U.S. Treasury Bonds	2.88	5/15/2049	1,461,000		1,261,825
U.S. Treasury Bonds	2.88	11/15/2046	76,000		65,474
U.S. Treasury Bonds	2.88	5/15/2043	1,057,000		920,891
U.S. Treasury Bonds	3.00	11/15/2044	1,592,000		1,404,567
U.S. Treasury Bonds	3.00	2/15/2048	840,000		740,184
U.S. Treasury Bonds	3.00	2/15/2047	1,580,000		1,391,017
U.S. Treasury Bonds	3.00	5/15/2042	55,000		49,214
U.S. Treasury Bonds	3.00	8/15/2052	560,000	[a]	495,644
U.S. Treasury Bonds	3.00	2/15/2049	1,295,000		1,145,443
U.S. Treasury Bonds	3.00	8/15/2048	875,000	[a]	771,812
U.S. Treasury Bonds	3.13	5/15/2048	1,365,000		1,231,273
U.S. Treasury Bonds	3.13	8/15/2044	1,956,000		1,763,303
U.S. Treasury Bonds	3.13	2/15/2043	130,000		117,990
U.S. Treasury Bonds	3.13	11/15/2041	145,000		133,015

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
U.S. Treasury Securities - 40.8% (continued)
U.S. Treasury Bonds	3.13	2/15/2042	195,000		178,372
U.S. Treasury Bonds	3.25	5/15/2042	460,000		426,937
U.S. Treasury Bonds	3.38	8/15/2042	585,000		553,236
U.S. Treasury Bonds	3.38	11/15/2048	1,515,000		1,431,616
U.S. Treasury Bonds	3.38	5/15/2044	615,000		577,451
U.S. Treasury Bonds	3.50	2/15/2039	750,000		742,793
U.S. Treasury Bonds	3.63	8/15/2043	1,860,000		1,820,911
U.S. Treasury Bonds	3.63	2/15/2044	1,968,000		1,921,414
U.S. Treasury Bonds	3.75	8/15/2041	1,040,000		1,047,028
U.S. Treasury Bonds	3.75	11/15/2043	1,585,000		1,578,437
U.S. Treasury Bonds	3.88	8/15/2040	285,000		293,634
U.S. Treasury Bonds	4.00	11/15/2052	560,000		598,937
U.S. Treasury Bonds	4.00	11/15/2042	400,000	[a]	413,437
U.S. Treasury Bonds	4.25	11/15/2040	465,000		501,955
U.S. Treasury Bonds	4.25	5/15/2039	890,000		964,537
U.S. Treasury Bonds	4.38	5/15/2041	225,000		246,810
U.S. Treasury Bonds	4.38	2/15/2038	543,000		596,070
U.S. Treasury Bonds	4.38	11/15/2039	365,000		400,937
U.S. Treasury Bonds	4.50	2/15/2036	175,000	[a]	194,657
U.S. Treasury Bonds	4.50	5/15/2038	555,000	[a]	617,264
U.S. Treasury Bonds	4.75	2/15/2041	1,185,000		1,361,315
U.S. Treasury Bonds	5.25	11/15/2028	335,000		363,540
U.S. Treasury Bonds	5.25	2/15/2029	265,000		288,043
U.S. Treasury Bonds	5.50	8/15/2028	170,000	[a]	185,838
U.S. Treasury Bonds	6.13	11/15/2027	885,000	[a]	980,794
U.S. Treasury Bonds	6.75	8/15/2026	215,000		236,046
U.S. Treasury Bonds	7.50	11/15/2024	170,000		179,516
U.S. Treasury Notes	0.13	2/15/2024	2,110,000	[a]	2,012,185
U.S. Treasury Notes	0.25	9/30/2025	1,180,000		1,072,325
U.S. Treasury Notes	0.25	8/31/2025	1,500,000		1,364,707
U.S. Treasury Notes	0.25	10/31/2025	250,000		226,348
U.S. Treasury Notes	0.25	7/31/2025	390,000		355,814
U.S. Treasury Notes	0.25	3/15/2024	1,655,000		1,575,935
U.S. Treasury Notes	0.38	1/31/2026	1,440,000		1,299,488
U.S. Treasury Notes	0.38	12/31/2025	1,450,000		1,313,609
U.S. Treasury Notes	0.38	4/30/2025	1,143,000		1,053,011
U.S. Treasury Notes	0.38	7/15/2024	600,000	[a]	565,523
U.S. Treasury Notes	0.38	9/30/2027	1,680,000		1,448,016
U.S. Treasury Notes	0.38	7/31/2027	1,280,000		1,108,000
U.S. Treasury Notes	0.50	10/31/2027	470,000		406,311
U.S. Treasury Notes	0.50	6/30/2027	410,000	[a]	357,757
U.S. Treasury Notes	0.50	2/28/2026	730,000		659,737
U.S. Treasury Notes	0.63	7/31/2026	1,595,000		1,431,824

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
U.S. Treasury Securities - 40.8% (continued)
U.S. Treasury Notes	0.63	11/30/2027	2,500,000		2,170,898
U.S. Treasury Notes	0.63	5/15/2030	200,000		163,633
U.S. Treasury Notes	0.63	8/15/2030	2,126,000		1,731,361
U.S. Treasury Notes	0.63	12/31/2027	1,100,000		953,369
U.S. Treasury Notes	0.63	10/15/2024	2,000,000		1,879,219
U.S. Treasury Notes	0.75	3/31/2026	1,430,000		1,301,188
U.S. Treasury Notes	0.75	8/31/2026	2,205,000		1,984,155
U.S. Treasury Notes	0.75	1/31/2028	1,405,000	[a]	1,222,652
U.S. Treasury Notes	0.75	11/15/2024	2,350,000		2,207,164
U.S. Treasury Notes	0.88	11/15/2030	3,725,000		3,079,382
U.S. Treasury Notes	0.88	9/30/2026	2,950,000		2,661,453
U.S. Treasury Notes	0.88	6/30/2026	1,505,000		1,366,023
U.S. Treasury Notes	1.00	12/15/2024	1,800,000		1,695,551
U.S. Treasury Notes	1.00	7/31/2028	2,745,000		2,390,831
U.S. Treasury Notes	1.13	2/15/2031	1,355,000	[a]	1,141,111
U.S. Treasury Notes	1.13	10/31/2026	3,000,000		2,727,773
U.S. Treasury Notes	1.13	2/29/2028	1,325,000		1,173,350
U.S. Treasury Notes	1.13	8/31/2028	1,750,000		1,531,934
U.S. Treasury Notes	1.25	8/31/2024	1,975,000	[a]	1,879,760
U.S. Treasury Notes	1.25	11/30/2026	2,105,000		1,919,990
U.S. Treasury Notes	1.25	8/15/2031	2,000,000		1,678,672
U.S. Treasury Notes	1.25	5/31/2028	2,325,000		2,061,621
U.S. Treasury Notes	1.25	4/30/2028	2,250,000	[a]	1,998,809
U.S. Treasury Notes	1.25	3/31/2028	455,000		404,808
U.S. Treasury Notes	1.25	12/31/2026	2,180,000		1,985,333
U.S. Treasury Notes	1.38	11/15/2031	2,090,000		1,762,376
U.S. Treasury Notes	1.38	10/31/2028	2,550,000		2,256,949
U.S. Treasury Notes	1.50	2/15/2030	3,155,000		2,769,991
U.S. Treasury Notes	1.50	2/29/2024	1,610,000		1,555,744
U.S. Treasury Notes	1.50	11/30/2028	3,295,000		2,933,451
U.S. Treasury Notes	1.50	1/31/2027	425,000		390,394
U.S. Treasury Notes	1.50	10/31/2024	1,300,000		1,238,555
U.S. Treasury Notes	1.50	9/30/2024	1,750,000	[a]	1,670,361
U.S. Treasury Notes	1.50	11/30/2024	900,000		856,424
U.S. Treasury Notes	1.63	8/15/2029	2,665,000		2,374,140
U.S. Treasury Notes	1.63	5/15/2026	2,030,000		1,894,085
U.S. Treasury Notes	1.63	5/15/2031	1,595,000		1,387,962
U.S. Treasury Notes	1.63	11/30/2026	915,000		847,286
U.S. Treasury Notes	1.63	9/30/2026	239,000		221,883
U.S. Treasury Notes	1.75	3/15/2025	860,000		818,780
U.S. Treasury Notes	1.75	1/31/2029	255,000		229,799
U.S. Treasury Notes	1.75	11/15/2029	2,250,000		2,017,354
U.S. Treasury Notes	1.75	6/30/2024	1,465,000		1,409,319

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
U.S. Treasury Securities - 40.8% (continued)
U.S. Treasury Notes	1.75	7/31/2024	2,340,000		2,247,817
U.S. Treasury Notes	1.88	2/15/2032	3,390,000	[a]	2,975,122
U.S. Treasury Notes	1.88	2/28/2027	2,640,000		2,458,448
U.S. Treasury Notes	1.88	8/31/2024	750,000		720,835
U.S. Treasury Notes	1.88	6/30/2026	1,996,000		1,876,552
U.S. Treasury Notes	1.88	7/31/2026	1,535,000		1,440,921
U.S. Treasury Notes	2.00	11/15/2026	2,015,000	[a]	1,891,345
U.S. Treasury Notes	2.00	8/15/2025	1,988,000		1,893,143
U.S. Treasury Notes	2.00	2/15/2025	3,000,000		2,873,379
U.S. Treasury Notes	2.00	4/30/2024	1,840,000		1,781,637
U.S. Treasury Notes	2.00	5/31/2024	1,650,000		1,594,925
U.S. Treasury Notes	2.00	6/30/2024	1,330,000		1,283,788
U.S. Treasury Notes	2.13	5/15/2025	2,435,000		2,332,321
U.S. Treasury Notes	2.13	5/31/2026	1,350,000		1,280,364
U.S. Treasury Notes	2.13	7/31/2024	1,345,000		1,299,291
U.S. Treasury Notes	2.13	9/30/2024	765,000		737,747
U.S. Treasury Notes	2.13	2/29/2024	1,530,000	[a]	1,487,823
U.S. Treasury Notes	2.13	3/31/2024	2,144,000		2,082,695
U.S. Treasury Notes	2.13	11/30/2024	2,020,000		1,943,934
U.S. Treasury Notes	2.25	4/30/2024	2,309,000		2,242,526
U.S. Treasury Notes	2.25	3/31/2026	2,410,000	[a]	2,298,867
U.S. Treasury Notes	2.25	8/15/2027	2,345,000	[a]	2,209,704
U.S. Treasury Notes	2.25	11/15/2027	2,530,000		2,377,755
U.S. Treasury Notes	2.25	3/31/2024	2,120,000		2,062,114
U.S. Treasury Notes	2.25	2/15/2027	1,725,000	[a]	1,632,820
U.S. Treasury Notes	2.25	11/15/2025	2,630,000		2,516,222
U.S. Treasury Notes	2.25	11/15/2024	2,325,000		2,243,761
U.S. Treasury Notes	2.38	5/15/2027	1,875,000		1,778,723
U.S. Treasury Notes	2.38	4/30/2026	196,200		187,766
U.S. Treasury Notes	2.38	5/15/2029	2,835,000		2,642,973
U.S. Treasury Notes	2.38	8/15/2024	1,520,000		1,473,123
U.S. Treasury Notes	2.50	5/31/2024	1,265,000		1,230,954
U.S. Treasury Notes	2.50	3/31/2027	1,500,000		1,431,328
U.S. Treasury Notes	2.50	4/30/2024	1,250,000		1,217,773
U.S. Treasury Notes	2.50	5/15/2024	2,705,000	[a]	2,633,677
U.S. Treasury Notes	2.50	1/31/2025	1,745,000		1,688,969
U.S. Treasury Notes	2.63	4/15/2025	1,095,000		1,061,059
U.S. Treasury Notes	2.63	5/31/2027	1,290,000		1,236,208
U.S. Treasury Notes	2.63	7/31/2029	1,280,000		1,209,750
U.S. Treasury Notes	2.63	2/15/2029	2,000,000		1,894,297
U.S. Treasury Notes	2.63	3/31/2025	295,000		286,133
U.S. Treasury Notes	2.75	4/30/2027	965,000		929,661
U.S. Treasury Notes	2.75	5/15/2025	2,225,000		2,161,466

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
U.S. Treasury Securities - 40.8% (continued)
U.S. Treasury Notes	2.75	7/31/2027	905,000		871,257
U.S. Treasury Notes	2.75	8/15/2032	2,570,000		2,418,410
U.S. Treasury Notes	2.88	5/15/2032	3,010,000		2,867,025
U.S. Treasury Notes	2.88	6/15/2025	1,670,000		1,626,945
U.S. Treasury Notes	2.88	4/30/2029	2,600,000		2,495,898
U.S. Treasury Notes	2.88	5/31/2025	810,000		788,801
U.S. Treasury Notes	2.88	7/31/2025	1,631,000	[a]	1,588,441
U.S. Treasury Notes	2.88	5/15/2028	2,111,000	[a]	2,035,425
U.S. Treasury Notes	3.00	7/31/2024	1,740,000		1,702,787
U.S. Treasury Notes	3.00	7/15/2025	480,000		468,750
U.S. Treasury Notes	3.00	6/30/2024	1,220,000		1,194,361
U.S. Treasury Notes	3.13	8/31/2027	2,100,000		2,054,760
U.S. Treasury Notes	3.13	8/15/2025	1,950,000	[a]	1,909,781
U.S. Treasury Notes	3.13	11/15/2028	2,200,000	[a]	2,144,141
U.S. Treasury Notes	3.25	8/31/2024	1,170,000	[a]	1,149,091
U.S. Treasury Notes	3.25	6/30/2027	2,050,000		2,015,206
U.S. Treasury Notes	3.25	6/30/2029	1,885,000		1,848,478
U.S. Treasury Notes	3.50	1/31/2030	915,000		911,855
U.S. Treasury Notes	3.50	1/31/2028	1,125,000		1,120,078
U.S. Treasury Notes	3.50	9/15/2025	775,000		766,417
U.S. Treasury Notes	3.88	11/30/2027	1,145,000	[a]	1,158,239
U.S. Treasury Notes	3.88	9/30/2029	860,000		874,848
U.S. Treasury Notes	3.88	12/31/2029	2,250,000		2,293,242
U.S. Treasury Notes	3.88	1/15/2026	1,045,000		1,045,000
U.S. Treasury Notes	3.88	12/31/2027	1,135,000		1,147,946
U.S. Treasury Notes	4.00	12/15/2025	750,000		752,373
U.S. Treasury Notes	4.00	10/31/2029	685,000		702,179
U.S. Treasury Notes	4.13	1/31/2025	1,095,000		1,093,845
U.S. Treasury Notes	4.13	11/15/2032	3,500,000		3,682,656
U.S. Treasury Notes	4.13	9/30/2027	965,000		984,658
U.S. Treasury Notes	4.13	10/31/2027	1,605,000		1,638,385
U.S. Treasury Notes	4.25	10/15/2025	1,325,000		1,335,222
U.S. Treasury Notes	4.25	9/30/2024	1,145,000	[a]	1,142,540
U.S. Treasury Notes	4.25	12/31/2024	520,000	[a]	520,041
U.S. Treasury Notes	4.38	10/31/2024	1,580,000		1,580,771
U.S. Treasury Notes	4.50	11/30/2024	1,115,000		1,118,789
U.S. Treasury Notes	4.50	11/15/2025	1,065,000		1,080,975
				269,021,949
Utilities - 2.0%
AEP Texas, Inc., Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	200,000		154,989
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	150,000		109,766
Alabama Power Co., Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	100,000		82,004

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Utilities - 2.0% (continued)
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	200,000	162,702
Ameren Illinois Co., First Mortgage Bonds	4.50	3/15/2049	250,000	243,151
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	110,000	91,628
American Water Capital Corp., Sr. Unscd. Notes	3.85	3/1/2024	250,000	246,803
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	250,000	207,779
Atmos Energy Corp., Sr. Unscd. Notes	1.50	1/15/2031	300,000	242,404
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	200,000	166,539
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	5.15	11/15/2043	250,000	252,295
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2049	250,000	218,001
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/2036	200,000	223,783
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	200,000	215,924
Consumers Energy Co., First Mortgage Bonds	2.65	8/15/2052	100,000	68,347
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. A	1.45	4/15/2026	200,000	180,645
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	200,000	182,465
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	109,620
DTE Electric Co., First Mortgage Bonds	2.95	3/1/2050	250,000	182,935
DTE Electric Co., First Mortgage Bonds, Ser. C	2.63	3/1/2031	250,000	219,477
Duke Energy Carolinas LLC, First Mortgage Bonds	2.45	2/1/2030	200,000	175,592
Duke Energy Carolinas LLC, First Mortgage Bonds	3.20	8/15/2049	200,000	151,651
Duke Energy Corp., Sr. Unscd. Notes	3.75	4/15/2024	250,000	246,749
Duke Energy Corp., Sr. Unscd. Notes	4.50	8/15/2032	200,000	194,954
Duke Energy Florida LLC, First Mortgage Bonds	6.40	6/15/2038	150,000	175,845
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A2	2.39	7/1/2037	150,000	124,051
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	100,000	84,242

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Utilities - 2.0% (continued)
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	200,000	159,654
Evergy Kansas Central, Inc., First Mortgage Bonds	3.45	4/15/2050	150,000	116,753
Florida Power & Light Co., First Mortgage Bonds	3.70	12/1/2047	50,000	42,709
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	200,000	179,086
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/2044	200,000	181,078
Georgia Power Co., Sr. Unscd. Notes	3.25	3/30/2027	250,000	236,404
Hydro-Quebec, Gov't. Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	26,066
Idaho Power Co., First Mortgage Bonds, Ser. K	4.20	3/1/2048	217,000	188,503
Indiana Michigan Power Co., Sr. Unscd. Notes	6.05	3/15/2037	300,000	325,640
Interstate Power & Light Co., Sr. Unscd. Debs.	3.70	9/15/2046	150,000	117,601
Interstate Power & Light Co., Sr. Unscd. Notes	4.10	9/26/2028	150,000	147,301
National Rural Utilities Cooperative Finance Corp., Scd. Notes	4.15	12/15/2032	200,000	191,792
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	5.65	5/1/2079	300,000	286,630
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.26	9/1/2024	200,000	198,350
NiSource, Inc., Sr. Unscd. Notes	0.95	8/15/2025	500,000	455,930
NiSource, Inc., Sr. Unscd. Notes	1.70	2/15/2031	500,000	398,033
Oncor Electric Delivery Co., Sr. Scd. Notes	4.95	9/15/2052	200,000	204,022
Oncor Electric Delivery Co., Sr. Scd. Notes	5.75	3/15/2029	170,000	180,640
Pacific Gas & Electric Co., First Mortgage Bonds	3.15	1/1/2026	310,000	293,639
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	215,000	177,227
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	245,000	204,870
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	300,000	265,057
PECO Energy Co., First Mortgage Bonds	2.85	9/15/2051	200,000	141,981
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	100,000	99,952
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	100,000	103,034

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Utilities - 2.0% (continued)
PPL Electric Utilities Corp., First Mortgage Bonds	3.00	10/1/2049	100,000	75,260
PPL Electric Utilities Corp., First Mortgage Bonds	4.75	7/15/2043	200,000	193,558
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	280,000	327,827
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	0.80	8/15/2025	150,000	135,860
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	200,000	160,460
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	150,000	110,866
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	100,000	76,630
San Diego Gas & Electric Co., Sr. Scd. Bonds, Ser. VVV	1.70	10/1/2030	100,000	82,138
Sempra Energy, Sr. Unscd. Notes	4.00	2/1/2048	50,000	42,077
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	200,000	217,950
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	300,000	236,244
Southern California Edison Co., Sr. Unscd. Notes	6.65	4/1/2029	200,000	212,674
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	200,000	140,598
Southernwestern Public Service Co., First Mortgage Bonds	3.40	8/15/2046	350,000	268,475
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	150,000	145,476
Tampa Electric Co., Sr. Unscd. Notes	3.88	7/12/2024	100,000	98,208
Tampa Electric Co., Sr. Unscd. Notes	4.35	5/15/2044	250,000	221,524
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	250,000	204,397
Washington Gas Light Co., Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	150,000	121,327
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000	204,562
Wisconsin Electric Power Co., Sr. Unscd. Debs.	4.75	9/30/2032	200,000	204,256
Xcel Energy, Inc., Sr. Unscd. Notes	6.50	7/1/2036	200,000	226,905
				13,343,565
Total Bonds and Notes (cost $702,623,328)			657,287,795

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 6.1%
Registered Investment Companies - 6.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $40,445,932)	4.41	40,445,932	[g] 40,445,932

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $7,736,472)	4.41	7,736,472	[g] 7,736,472
Total Investments (cost $750,805,732)		107.0%	705,470,199
Liabilities, Less Cash and Receivables		(7.0%)	(45,878,657)
Net Assets		100.0%	659,591,542

a Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $46,271,523 and the value of the collateral was $47,963,052, consisting of cash collateral of $7,736,472 and U.S. Government & Agency securities valued at $40,226,580. In addition, the value of collateral may include pending sales that are also on loan.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities were valued at $1,057,766 or .16% of net assets.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Purchased on a forward commitment basis.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
BNY Mellon Bond Market Index Fund

January 31, 2023 (Unaudited)

TBA Sale Commitments
Description	Principal Amount ($)		Value ($)
Bonds and Notes - .1%
U.S. Government Agencies Mortgage-Backed - .1%
Federal National Mortgage Association
1.50%	(150,000)	[a]	(119,988)
2.50%	(125,000)	[a]	(116,762)
3.00%	(225,000)	[a]	(204,543)
Total Sale Commitments (proceeds $440,205)		(441,293)

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

January 31, 2023 (Unaudited)

The following is a summary of the inputs used as of January 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	2,753,201	-	2,753,201
Commercial Mortgage-Backed	-	6,663,267	-	6,663,267
Corporate Bonds	-	171,579,913	-	171,579,913
Foreign Governmental	-	8,031,337	-	8,031,337
Investment Companies	48,182,404	-	-	48,182,404
Municipal Securities	-	4,415,449	-	4,415,449
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	5,372,874	-	5,372,874
U.S. Government Agencies Mortgage-Backed	-	181,959,005	-	181,959,005
U.S. Government Agencies Obligations	-	7,490,800	-	7,490,800
U.S. Treasury Securities	-	269,021,949	-	269,021,949
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	-	(441,292)	-	(441,292)

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At January 31, 2023, accumulated net unrealized depreciation on investments was $45,335,533, consisting of $3,527,041 gross unrealized appreciation and $48,862,574 gross unrealized depreciation.

At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.